Related party transactions and Directors' remuneration - Bank's financial statement (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Assets	£ 876,672	£ 877,700
Liabilities	£ 826,057	£ 829,989